Dividend Per Ordinary Share - Schedule of Dividends to Shareholders of the Parent (Detail) - EUR (€) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.24	€ 0.24
Interim dividends [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share		0.24
Dividends on ordinary shares [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share			€ 0.67
Dividends			€ 2,606
Dividends on ordinary shares [member] | Final dividends [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share			€ 0.43	€ 0.42
Dividends			€ 1,673	€ 1,632
Dividends on ordinary shares [member] | Interim dividends [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.24	€ 0.24
Dividends	€ 934	€ 933